Inventories - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Write-downs (reversals of write-downs) of inventories [abstract]
Inventory write-down	$ 4,295	$ 11,376
Purchase Commitments And Collateral [Abstract]
Inventories pledged as collateral	$ 33,000	$ 314,000